Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Ashford Hospitality Trust, Inc., together with its subsidiaries (“Ashford Trust”), is a real estate investment trust (“REIT”). While our portfolio currently consists of upscale hotels and upper upscale full-service hotels, our investment strategy is predominantly focused on investing in upper upscale full-service hotels in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the U.S. national average, and in all methods including direct real estate, equity, and debt. Future investments will predominantly be in upper upscale hotels. We own our lodging investments and conduct our business through Ashford Hospitality Limited Partnership (“Ashford Trust OP”), our operating partnership. Ashford OP General Partner LLC, a wholly-owned subsidiary of Ashford Trust, serves as the sole general partner of our operating partnership. In this report, terms such as the “Company,” “we,” “us,” or “our” refer to Ashford Hospitality Trust, Inc. and all entities included in its consolidated financial statements.
Our hotel properties are primarily branded under the widely recognized upscale and upper upscale brands of Hilton, Hyatt, Marriott and Intercontinental Hotel Group. As of June 30, 2020, we owned interests in the following assets:

•
116 consolidated hotel properties, including 114 directly owned and two owned through a majority-owned investment in a consolidated entity, which represent 24,746 total rooms (or 24,719 net rooms excluding those attributable to our partner);

•	90 hotel condominium units at WorldQuest Resort in Orlando, Florida (“WorldQuest”); and

•	17.1% ownership in OpenKey with a carrying value of $2.7 million.
For U.S. federal income tax purposes, we have elected to be treated as a REIT, which imposes limitations related to operating hotels. As of June 30, 2020, our 116 hotel properties were leased or owned by our wholly-owned or majority-owned subsidiaries that are treated as taxable REIT subsidiaries for U.S. federal income tax purposes (collectively, these subsidiaries are referred to as “Ashford TRS”). Ashford TRS then engages third-party or affiliated hotel management companies to operate the hotels under management contracts. Hotel operating results related to these properties are included in the consolidated statements of operations.
We are advised by Ashford Hospitality Advisors LLC (“Ashford LLC”), a subsidiary of Ashford Inc., through an advisory agreement. All of the hotel properties in our portfolio are currently asset-managed by Ashford LLC. We do not have any employees. All of the services that might be provided by employees are provided to us by Ashford LLC.
We do not operate any of our hotel properties directly; instead we employ hotel management companies to operate them for us under management contracts. Remington Hotels, a subsidiary of Ashford Inc., manages 79 of our 116 hotel properties and WorldQuest. Third-party management companies manage the remaining hotel properties.
Ashford Inc. also provides other products and services to us or our hotel properties through certain entities in which Ashford Inc. has an ownership interest. These products and services include, but are not limited to project management services, debt placement services, audio visual services, real estate advisory services, insurance claims services, hypoallergenic premium rooms, investment management services, broker-dealer and distribution services and mobile key technology.
In June 2020, our board of directors approved a reverse stock split of our issued and outstanding common stock at a ratio of 1-for-10. This reverse stock split converted every ten issued and outstanding shares of common stock into one share of common stock. The reverse stock split was effective as of the close of business on July 15, 2020. As a result of the reverse stock split, the number of outstanding shares of common stock was reduced from approximately 104.8 million shares to approximately 10.5 million shares. Additionally, the number of outstanding common units, Long-Term Incentive Plan (“LTIP”) units and Performance LTIP units was reduced from approximately 20.5 million units to approximately 2.1 million units. All common stock, common units, LTIP units, Performance LTIP units, PSUs and RSUs as well as per share data related to these classes of equity have been updated in the accompanying consolidated financial statements to reflect this reverse stock split for all periods presented.
COVID-19, Management’s Plans and Liquidity
In December 2019, COVID-19 was identified in Wuhan, China, which subsequently spread to other regions of the world, and has resulted in significant travel restrictions and extended shutdown of numerous businesses in every state in the United States. In March 2020, the World Health Organization declared COVID-19 to be a global pandemic. Since late February 2020, we have experienced a significant decline in occupancy and RevPAR and we expect the significant occupancy and RevPAR declines associated with COVID-19 to continue as we are experiencing significant reservation cancellations as well as a significant reduction in new reservations. The prolonged presence of the virus has resulted in health and other government authorities imposing widespread restrictions on travel and other businesses. The hotel industry and our portfolio have experienced the postponement or cancellation of a significant number of business conferences and similar events. Following the government mandates and health official orders, in March 2020, the Company temporarily suspended operations at 23 of its 116 hotels and dramatically reduced staffing and expenses at its hotels that remain operational. As of June 30, 2020 operations at five of the Company’s hotels remain temporarily suspended. COVID-19 has had a significant negative impact on the Company’s operations and financial results to date. The full financial impact of the reduction in hotel demand caused by the pandemic and suspension of operations at the Company’s hotels cannot be reasonably estimated at this time due to uncertainty as to its severity and duration. The Company expects that the COVID-19 pandemic will have a significant negative impact on the Company’s results of operations, financial position and cash flow for at least the remainder of 2020 and into 2021. As a result, the Company suspended the quarterly cash dividend on its common stock for the first and second quarters, suspended quarterly cash dividend on its preferred stock for the second quarter and reduced planned capital expenditures, and working closely with its hotel managers, significantly reduced its hotels’ operating expenses. The Company’s advisor adopted a remote-work policy at its corporate office in an effort to protect the health and safety of its employees.
Beginning on April 1, 2020, we did not make principal or interest payments under nearly all of our loans, which constituted an “Event of Default” as such term is defined under the applicable loan documents. Pursuant to the terms of the applicable loan documents, such an Event of Default caused an automatic increase in the interest rate on our outstanding loan balance for the period such Event of Default remains outstanding. Following an Event of Default, our lenders can generally elect to accelerate all principal and accrued interest payments that remain outstanding under the applicable loan agreement and foreclose on the applicable hotel properties that are security for such loans. The lenders who hold the mortgage note secured by the Embassy Suites New York Manhattan Times Square ($145.0 million mortgage loan) and the mortgage note secured by the Hilton Scotts Valley hotel in Santa Cruz, California ($24.8 million mortgage loan) have each sent us an acceleration notice which accelerated all payments due under the applicable loan documents. In addition, the lender for the W Hotel in Minneapolis, Minnesota ($51.6 million mortgage loan), the lender for our Rockbridge Portfolio ($144.2 million mortgage loan), which is an eight hotel portfolio, and the lender for the portfolio consisting of the Courtyard by Marriott in Fort Lauderdale, Florida, Courtyard by Marriott in Louisville, Kentucky and Marriott Residence Inn in Lake Buena Vista, Florida ($64.0 million mortgage loan), have each sent to us a notice of Uniform Commercial Code (“UCC”) sale, which provides that the respective lender will sell the subsidiaries of the Company that own the respective hotels in a public auction. The Company is in the process of negotiating forbearance agreements with its lenders. At this time, forbearance agreements have been executed on some, but not all of our loans. On July 16, 2020, we reached a forbearance agreement with our lenders for the Highland Pool loan, which is a $907.0 million loan secured by nineteen of our hotels. The forbearance agreement allows the Company to defer interest payments for six months in exchange for the Company’s agreement to a repayment schedule of the deferred interest payments. In the aggregate, including the Highland Pool loan, we have entered into forbearance and other agreements with varying terms and conditions that conditionally waive or defer payment defaults for loans with a total outstanding principal balance of approximately $1.1 billion out of approximately $4.1 billion in property level debt outstanding as of June 30, 2020. Additionally, certain of the Company's hotel properties are subject to ground leases rather than a fee simple interest, with respect to all or a portion of the real property at those hotels. It is possible the Company will default on some or all of the ground leases within the next twelve months.
As of June 30, 2020, the Company held cash and cash equivalents of $165.5 million and restricted cash of $95.3 million. During the three months ended June 30, 2020, we utilized cash, cash equivalents and restricted cash of $106.2 million. We are currently experiencing significant variability in the operating cash flows of our hotel properties, and we continue to negotiate forbearance agreements with our lenders. Additionally as discussed above we have received various acceleration notices and UCC sale notices from our lenders. We are also taking several steps to reduce our cash utilization and potentially raise additional capital. All of these items create uncertainty surrounding future cash flows. As a result of these uncertainties, management cannot reasonably estimate how long the Company's current cash, cash equivalents and restricted cash will last, but if our cash utilization going forward is consistent with the second quarter of 2020 and we do not raise additional capital, it is possible that the Company may utilize all of its cash, cash equivalents and restricted cash within the next twelve months.
Based on these factors, the Company has determined that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. U.S. generally accepted accounting principles require that in making this determination, the Company cannot consider any remedies that are outside of the Company’s control and have not been fully implemented. As a result, the Company could not consider future potential fundraising activities, whether through equity or debt offerings, dispositions of hotel properties or the likelihood of obtaining forbearance agreements as we could not conclude they were probable of being effectively implemented. Any forbearance agreements will most likely lead to increased costs, increased interest rates, additional restrictive covenants and other possible lender protections. In addition to or in lieu of obtaining forbearance agreements as described above, the Company could transfer the hotels securing the mortgage loans to the respective lenders.
The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

1.   Organization and Description of Business

Ashford Hospitality Trust, Inc., together with its subsidiaries (“Ashford Trust”), is a real estate investment trust (“REIT”). While our portfolio currently consists of upscale hotels and upper upscale full-service hotels, our investment strategy is predominantly focused on investing in upper upscale full-service hotels in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the U.S. national average, and in all methods including direct real estate, equity, and debt. Future investments will predominantly be in upper upscale hotels. We own our lodging investments and conduct our business through Ashford Hospitality Limited Partnership (“Ashford Trust OP”), our operating partnership. Ashford OP General Partner LLC, a wholly-owned subsidiary of Ashford Trust, serves as the sole general partner of our operating partnership. In this report, terms such as the “Company,” “we,” “us,” or “our” refer to Ashford Hospitality Trust, Inc. and all entities included in its consolidated financial statements.

Our hotel properties are primarily branded under the widely recognized upscale and upper upscale brands of Hilton, Hyatt, Marriott and Intercontinental Hotel Group. As of December 31, 2019, we owned interests in the following assets:

•

117 consolidated hotel properties, including 115 directly owned and two owned through a majority-owned investment in a consolidated entity, which represent 24,943 total rooms (or 24,916 net rooms excluding those attributable to our partner);

•	90 hotel condominium units at WorldQuest Resort in Orlando, Florida (“WorldQuest”); and
•	17.0% ownership in OpenKey with a carrying value of $2.8 million.

For U.S. federal income tax purposes, we have elected to be treated as a REIT, which imposes limitations related to operating hotels. As of December 31, 2019, our 117 hotel properties were leased or owned by our wholly-owned or majority-owned subsidiaries that are treated as taxable REIT subsidiaries for U.S. federal income tax purposes (collectively, these subsidiaries are referred to as “Ashford TRS”). Ashford TRS then engages third-party or affiliated hotel management companies to operate the hotels under management contracts. Hotel operating results related to these properties are included in the consolidated statements of operations.

We are advised by Ashford Hospitality Advisors LLC (“Ashford LLC”), a subsidiary of Ashford Inc., through an advisory agreement. All of the hotel properties in our portfolio are currently asset-managed by Ashford LLC. We do not have any employees. All of the services that might be provided by employees are provided to us by Ashford LLC.

We do not operate any of our hotel properties directly; instead we employ hotel management companies to operate them for us under management contracts. On November 6, 2019, Ashford Inc. completed its acquisition of Remington Lodging’s hotel management business from Mr. Monty J. Bennett, chairman of our board of directors, and chairman, chief executive officer and a significant stockholder of Ashford Inc., and Mr. Archie Bennett, Jr., our chairman emeritus and a significant stockholder of Ashford Inc. Remington Hotels manages 80 of our 117 hotel properties and WorldQuest. Third-party management companies managed the remaining hotel properties.

Ashford Inc. also provides other products and services to us or our hotel properties through certain entities in which Ashford Inc. has an ownership interest. These products and services include, but are not limited to project management services, debt placement services, audio visual services, real estate advisory services, insurance claims services, hypoallergenic premium rooms, investment management services and mobile key technology. See note 17.

In June 2020, our board of directors approved a reverse stock split of our issued and outstanding common stock at a ratio of 1‑for‑10. This reverse stock split converted every ten issued and outstanding shares of common stock into one share of common stock. The reverse stock split was effective as of the close of business on July 15, 2020. As a result of the reverse stock split, the number of outstanding shares of common stock was reduced from approximately 104.8 million shares to approximately 10.5 million shares. Additionally, the number of outstanding common units, Long-Term Incentive Plan (“LTIP”) units and Performance LTIP units was reduced from approximately 20.5 million units to approximately 2.1 million units. All common stock, common units, LTIP units, Performance LTIP units, PSUs and RSUs as well as per share data related to these classes of equity have been updated in the accompanying consolidated financial statements to reflect this reverse stock split for all periods presented.